INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2019
Inventories [Abstract]
Inventories and inventory impairment charges

	Gold		Copper
	As at December 31, 2019	As at December 31, 2018	As at December 31, 2019	As at December 31, 2018
Raw materials
Ore in stockpiles	$2,794	$2,106	$155	$151
Ore on leach pads	507	405	—	—
Mine operating supplies	617	496	52	66
Work in process	141	146	—	—
Finished products	220	176	103	2
	$4,279	$3,329	$310	$219
Non-current ore in stockpiles[1]	(2,300)	(1,696)	—	—
	$1,979	$1,633	$310	$219

[1]	Ore that we do not expect to process in the next 12 months is classified within other long-term assets.

Inventory Impairment Charges
For the years ended December 31	2019	2018
Pierina	$12	$4
Carlin	6	—
Cortez	4	—
Golden Sunlight	4	10
Lagunas Norte	—	166
Lumwana	—	18
Porgera	—	1
Inventory impairment charges[1]	$26	$199

[1]	Impairment charges in 2018 primarily relate to stockpiles at Lagunas Norte (refer to note 21).

Ore in Stockpiles	As at December 31, 2019	As at December 31, 2018
Gold
Carlin	$1,136	$841
Pueblo Viejo	649	603
Turquoise Ridge	258	13
Cortez	174	242
Loulo-Gounkoto	167	—
North Mara	136	70
Lagunas Norte	73	49
Veladero	52	39
Buzwagi	47	83
Phoenix	39	—
Porgera	33	37
Tongon	29	—
Kalgoorlie	—	125
Other	1	4
Copper
Lumwana	155	151
	$2,949	$2,257

Ore on Leach pads	As at December 31, 2019	As at December 31, 2018
Gold
Lagunas Norte	$148	$168
Veladero	123	138
Carlin	64	—
Cortez	50	81
Phoenix	44	—
Long Canyon	43	—
Turquoise Ridge	33	—
Pierina	2	18
	$507	$405